Note 2 - Cost of Sales	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of cost of sales [text block]
2	Cost of sales

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2018	2017	2016

Inventories at the beginning of the year	2,368,304	1,563,889	1,843,467

Plus: Charges of the year
Raw materials, energy, consumables and other	3,400,396	2,794,503	1,528,532
Services and fees	275,130	244,035	199,210
Labor cost	855,040	778,408	658,975
Depreciation of property, plant and equipment	432,497	383,490	376,965
Amortization of intangible assets	8,220	18,621	27,244
Maintenance expenses	185,782	183,370	122,553
Allowance for obsolescence	25,457	(12,917)	32,765
Taxes	133,308	18,542	16,693
Other	119,507	88,823	89,575
	5,435,337	4,496,875	3,052,512
Less: Inventories at the end of the year (*)	(2,524,341)	(2,368,304)	(1,593,708)
From discontinued operations	-	(7,403)	(136,587)
	5,279,300	3,685,057	3,165,684

(*) Inventories as of
December 31, 2016
include $
29.8
million related to discontinued operations.